Other Non-Current Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Other Non-Current Asset
Carrying amount for the investments, net of allowance for credit losses	¥ 70,296,260		¥ 57,309,555		$ 10,052,231
Allowance for credit losses	42,384		42,902		6,061
Gross unrecognized holding gain or losses on the investments	0		0
Interest income on time deposits and held-to-maturity debt securities	1,933,895	$ 276,543	1,676,942	¥ 336,789
Allowance for credit loss	0		0
Equity method investments	0		0
Impairment on investments	0		0	¥ 0
Limited partnership funds
Other Non-Current Asset
Carrying amount for the investments	¥ 1,870,268		¥ 1,809,260		$ 267,445